RISK MANAGEMENT - Concentrations of credit risk - Concentration by currency - Additional information (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 COP ($)	Dec. 31, 2023 COP ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of financial assets [line items]
Percentage of loan portfolio in foreign currency	18.40%	16.50%
Maximum exposure to credit risk	$ 323,833,212	$ 299,358,788
Loan portfolio [member] | Foreign currency [member]
Disclosure of financial assets [line items]
Maximum exposure to credit risk			$ 8,349	$ 8,042